Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST III
CIK	dei_EntityCentralIndexKey	0001598735
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Pax Ellevate Global Women's Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock

The Global Women’s Index Fund seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Pax Global Women’s Leadership Index* (the “Women’s Index”), while maintaining risk characteristics that Pax Ellevate Management LLC (“PEM”) believes are generally similar to those of the Women’s Index.

* A custom index based on MSCI World.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Individual Investor Class shares of the Global Women’s Index Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Women’s Index Fund’s performance. During the Global Women’s Index Fund’s most recent fiscal year, the Global Women’s Index Fund’s portfolio turnover rate was 50%* of the average value of the portfolio.

* To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Index Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad- based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 25% for the year ended December 31, 2015.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	50.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class and Individual Investor Class shares of the Global Women’s Index Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Individual Investor Class shares of the Global Women’s Index Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women’s Index Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Global Women’s Index Fund employs an index-based investment approach intended to closely correspond to or exceed the performance of the Women’s Index, while maintaining risk characteristics that PEM believes are generally similar to those of the Women’s Index. Under normal circumstances, the Global Women’s Index Fund invests more than 80% of its total assets in the component securities of the Women’s Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Index

Fund would normally invest at least 30% of its assets) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Global Women’s Index Fund’s investments in equity securities may include growth securities (shares in companies whose earnings are expected to grow more rapidly than the market), value securities (shares that PEM believes are trading at a lower price than their company’s intrinsic value) and companies of any size, including small- and medium-capitalization companies. Because the Global Women’s Index Fund will normally adjust portfolio holdings in response to changes in the component securities of the Women’s Index, the Global Women’s Index Fund’s strategy may involve high portfolio turnover. The Global Women’s Index Fund generally invests in all of the components included in the Women’s Index, but may use a representative sampling strategy, or an optimized or enhanced strategy, to achieve its investment objective, weighting companies with more favorable characteristics with respect to women’s empowerment (e.g., number of women in executive positions or on the board of directors) more heavily than the Women’s Index, which uses market weights exclusively. As a result, the Global Women’s Index Fund may not always hold the same securities in the same proportions or weightings as the Women’s Index. The Global Women’s Index Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Women’s Index, but which PEM believes will help the Global Women’s Index Fund to exceed the price and yield performance of the Women’s Index. Any investments in stocks or stock options not included in the Women’s Index will be evaluated by PEM for satisfaction of PEM’s ESG and gender criteria. See “Pax Sustainability Criteria” on page 108. Although the Global Women’s Index Fund will seek to maintain risk characteristics that PEM believes are generally similar to those of the Women’s Index, it is possible that the performance may not correlate with the performance of the Women’s Index.

The Women’s Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by Pax World Gender Analytics. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. As of December 31, 2015, the Women’s Index included companies with market capitalizations between approximately $1.9 billion and $534 billion.

PEM intends that, over time, the correlation between the Global Women’s Index Fund’s performance and that of the Women’s Index, before fees and expenses, will be 95% or better. If the Women’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the

Global Women’s Index Fund will concentrate its investments in the same industry or group of industries. As of the date of this prospectus, the Women’s Index is not concentrated in any industry or group of industries.

In connection with each annual re-constitution of the Women’s Index, Pax World Management LLC (“PWM”), the majority owner of PEM, provides MSCI with the names of the issuers to be included in the Women’s Index. PWM and PEM have adopted policies and procedures designed to address conflicts of interest between PWM’s role in the creation and maintenance of the Women’s Index and PEM’s role in managing the Global Women’s Index Fund. These policies and procedures prohibit the Global Women’s Index Fund’s portfolio managers, who are joint employees of PWM and PEM, from acquiring, for the Global Women’s Index Fund or their own account, securities under consideration for inclusion in the Women’s Index, and from selling, for the Global Women’s Index Fund or their own account, securities under consideration for removal from the Women’s Index, until MSCI has published the re-constituted Women’s Index. As a result, the Global Women’s Index Fund will be unable to benefit from any advance knowledge by the Global Women’s Index Fund’s portfolio managers of changes to the composition of the Women’s Index.

The Global Women’s Index Fund’s investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Global Women’s Index Fund will concentrate its investments in the same industry or group of industries. As of the date of this prospectus, the Women’s Index is not concentrated in any industry or group of industries.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Management Risk At any time that the Fund employs a representative sampling strategy, or an optimized or enhanced strategy, investment decisions made by PEM and the Fund’s portfolio manager may cause the Fund to underperform the Women’s Index.

• Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

• Investment Approach Risk The Fund seeks investment returns that closely correspond to or exceed the performance of the Women’s Index. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the Women’s Index.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by the Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

• Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Women’s Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

• Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

• Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

• Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

• Non-Correlation Risk The performance of the Fund and of the Women’s Index may vary somewhat for a variety of reasons, including the potential that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Women’s Index. Although the Fund will seek to maintain risk characteristics that PEM believes are generally similar to those of the Women’s Index, it is possible that the Fund’s performance may not correlate with the performance of the Women’s Index.

As with all mutual funds, you may lose money by investing in the Global Women’s Index Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, you may lose money by investing in the Global Women’s Index Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective June 4, 2014, the Pax Ellevate Global Women’s Index Fund acquired the assets of the Pax World Global Women’s Equality Fund, a series of Pax World Funds Series Trust I, pursuant to an Agreement and Plan of Reorganization dated May 28, 2014 (the “Reorganization”). Because the Global Women’s Index Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Global Women’s Index Fund for periods prior to June 4, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Women’s Index Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women’s Index Fund by showing changes in the Global Women’s Index Fund’s performance from year to year. All performance information shown for the Global Women’s Index Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available online at www.paxworld.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Women’s Index Fund by showing changes in the Global Women’s Index Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 17.02%
Worst quarter: 4th quarter 2008, -25.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Global Women’s Index Fund, the Pax Global Women’s Leadership Index, the MSCI World (Net) Index and the Lipper Global Multi-Cap Core Funds Index are not investments, are not professionally managed, have (with the exception of the Pax Global Women’s Leadership Index) no policy of sustainable investing and (with the exception of the Lipper Global Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to investors who hold shares of the Global Women’s Index Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Individual Investor Class shares of the Global Women’s Index Fund. The performance table is intended to provide some indication of the risk of investing in the Global Women’s Index Fund by showing how the Global Women’s Index Fund’s average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Global Women’s Index Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Global Women’s Index Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Periods ended December 31, 2015

Pax Ellevate Global Women's Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXWIX
Wire Redemption Fee	paxwfstiii_WireFee	$ 10	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 67
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	211
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	368
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	(0.86%)	[4],[5],[6]
5 Years	rr_AverageAnnualReturnYear05	6.35%	[4],[5],[6]
10 Years	rr_AverageAnnualReturnYear10	3.31%	[4],[5],[6]
Pax Ellevate Global Women's Index Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXWEX
Wire Redemption Fee	paxwfstiii_WireFee	$ 10	[1]
Management Fee	rr_ManagementFeesOverAssets	0.65%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 93
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	290
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	504
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,120
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	10.58%
2008	rr_AnnualReturn2008	(39.69%)
2009	rr_AnnualReturn2009	25.76%
2010	rr_AnnualReturn2010	10.54%
2011	rr_AnnualReturn2011	(8.60%)
2012	rr_AnnualReturn2012	12.67%
2013	rr_AnnualReturn2013	24.56%
2014	rr_AnnualReturn2014	5.95%
2015	rr_AnnualReturn2015	(1.08%)
1 Year	rr_AverageAnnualReturnYear01	(1.08%)	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10	3.05%	[5],[6]
Pax Ellevate Global Women's Index Fund | Return After Taxes on Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.64%)	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	5.24%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10	2.36%	[5],[6]
Pax Ellevate Global Women's Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.17%)	[5],[6]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[5],[6]
10 Years	rr_AverageAnnualReturnYear10	2.46%	[5],[6]
Pax Ellevate Global Women's Index Fund | Pax Global Women's Leadership (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.00%	[7],[8],[9]
Pax Ellevate Global Women's Index Fund | MSCI World (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)	[9],[10]
5 Years	rr_AverageAnnualReturnYear05	7.59%	[9],[10]
10 Years	rr_AverageAnnualReturnYear10	4.98%	[9],[10]
Pax Ellevate Global Women's Index Fund | Lipper Global Multi-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.73%)	[9],[11]
5 Years	rr_AverageAnnualReturnYear05	7.16%	[9],[11]
10 Years	rr_AverageAnnualReturnYear10	5.50%	[9],[11]

[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[2]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, PEM does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)
[3]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[4]	Inception of Institutional Class shares is April 19, 2006. The performance information shown for Institutional Class shares includes the performance of the Retail Class shares of Old Women's Equity Fund shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares or to reflect any differences in expenses between Old Women's Equity Fund and the Pax World Global Women's Equality Fund. If such expense adjustments and allocable expenses were reflected, the returns would be higher than those shown.
[5]	Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, acquired Women's Equity Fund, a series of Professionally Managed Portfolios ("Old Women's Equity Fund"), on October 29, 2007. Performance information shown includes the performance of Retail Class shares of Old Women's Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women's Equity Fund and the Pax World Global Women's Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed.
[6]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class Shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[7]	A custom index calculated by MSCI.
[8]	The Women's Index is a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by Pax World Gender Analytics. In addition, the companies comprising the Women's Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. Inception date of the Women's Index is February 28, 2014.
[9]	Unlike the Global Women's Index Fund, the Pax Global Women's Leadership Index, the MSCI World (Net) Index and the Lipper Global Multi-Cap Core Funds Index are not investments, are not professionally managed, have (with the exception of the Pax Global Women's Leadership Index) no policy of sustainable investing and (with the exception of the Lipper Global Multi-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in an index.
[10]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[11]	The Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index. One cannot invest directly in an index.